Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 496,870	$ 340,562	$ 932,147	$ (1,660,119)
Other comprehensive income (loss) :
Net gain on derivatives (Note 11), net of tax of $(8,544), $(4,088), $(4,217) and $(11,752), respectively	54,185	28,613	22,619	82,261
Actuarial gain on pension obligations, net of tax of nil, nil, $254 and nil, respectively	0	0	1,779	0
Total other comprehensive income	54,185	28,613	24,398	82,261
Comprehensive income (loss)	551,055	369,175	956,545	(1,577,858)
Comprehensive income attributable to non-controlling interest	(3,976)	(736)	(7,148)	(885)
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$ 547,079	$ 368,439	$ 949,397	$ (1,578,743)